SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)	12 Months Ended
	Jun. 30, 2022 USD ($) segment	Jun. 30, 2021 USD ($) segment	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Number of Reportable Segments | segment	2	1
Property, Plant and Equipment, Salvage Value, Percentage	3.00%	3.00%	3.00%
Impairment of long lived assets | $	$ 0	$ 0	$ 0	$ 0
Customer Concentration Risk | Revenue from Leasing
Concentration Risk, Customer	two	three	2
Customer Concentration Risk | Revenue from Leasing | Capital Lease Obligations
Concentration Risk, Customer	two	three	two	two
Customer one | Revenue from Leasing | Capital Lease Obligations
Concentration Risk, Percentage		70.00%	40.00%	45.00%
Customer one | Three customer | Revenue from Leasing
Concentration Risk, Percentage		63.00%	50.00%
Customer two | Revenue from Leasing | Capital Lease Obligations
Concentration Risk, Percentage		17.00%	13.00%	12.00%
Customer two | Three customer | Revenue from Leasing
Concentration Risk, Percentage		19.00%	14.00%
Customer three | Revenue from Leasing | Capital Lease Obligations
Concentration Risk, Percentage		13.00%
Customer three | Three customer | Revenue from Leasing
Concentration Risk, Percentage		14.00%